Exhibit 99.1

EXECUTIVE SUMMARY

DESCRIPTION OF SERVICES

(1) Type of assets that were reviewed.

AMC Diligence, LLC (“AMCD”), through acquisition on December 18, 2015 of JCIII & Associates, LLC (“JCIII”; formerly known as JCIII & Associates, Inc.; and together with AMCD referred to collectively as “AMC”) performed the due diligence services described below (the “Review”) on residential mortgage loans acquired by Loan Funding Structure LLC (the “Client”). These mortgage loans, which were originated by multiple parties, were purchased by the Client in multiple bulk transactions or via Reliance Letter and were reviewed by AMC on behalf of such party. The Review was conducted on mortgage loans with origination dates from May 1988 through January 2013 via files imaged and provided by the Client or its designee for review..

(2) Sample size of the assets reviewed.

The Review was conducted on the portion of the securitization mortgage loan population reviewed by AMC. The Client may have utilized multiple third-party review (“TPR”) firms for the securitization and AMC may or may not have reviewed all of the mortgage loans in the securitization mortgage loan population for a specific scope of review. During the course of the selection of the final securitization population, mortgage loans may have been eliminated from the originally envisioned securitization population for reasons that are unknown to AMC. Within the final securitization mortgage loan population, the Review sample was broken down into the following review scopes:

■	“Compliance Review”:	607 mortgage loans

■	“Collection Comment Review”:	595 mortgage loans

■	“Payment History Review”:	40 mortgage loans

(3) Determination of the sample size and computation.

The sample size of the Review was conducted consistent with the criteria for the NRSRO(s) identified in Item 3 of the Form ABS Due Diligence-15E.

(4) Quality or integrity of information or data about the assets: review and methodology.

Not applicable.

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.

Not applicable.

(6) Value of collateral securing the assets: review and methodology.

Not applicable.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Please be advised that AMC did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated below. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulations and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by AMC are dependent upon its receiving complete and accurate data regarding the mortgage loans from mortgage loan originators and other third parties upon which AMC is relying in reaching such findings.

Please be further advised that AMC does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by AMC do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to AMC. Information contained in any AMC report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall

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be made solely by the Client, or other agreed upon party, that has engaged AMC to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by AMC are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. AMC does not make any representation or warranty as to the value of any mortgage loan or mortgage loan’s collateral that has been reviewed by AMC.

AMC reviewed each mortgage loan to determine, as applicable, to the extent possible and subject to the caveats below, whether the mortgage loan complies with:

FOR APPLICATION DATES BEFORE JANUARY 10, 2014 (607 Mortgage Loans)

(I) Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:

a)	Rescission (§1026.23):

i)	failure to provide the right of rescission notice;

ii)	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);

iii)	errors in the right of rescission notice;

iv)	failure to provide the correct form of right of rescission notice;

v)	failure to provide the three (3) business day rescission period; and

vi)	any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;

b)	TIL Disclosure (§§1026.17, 18 and 19) as applicable for loans with application dates prior to October 3, 2015:

i)	review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);

ii)	proper execution by all required parties;

iii)	principal and interest calculations, and proper completion of the interest rate and payment summary; and

iv)	timing of initial and re-disclosed TIL(s);

c)	Tolerances (§§1026.18, 22 and 23):

i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re-calculated APR; and

ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re-calculated Finance Charge;

d)	High-cost Mortgage (§§1026.31, 32 and 33):

i)	points and fees threshold test;

ii)	APR threshold test;

iii)	prepayment penalty test; and

iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage;

e)	Higher-priced Mortgage Loan (§1026.35):

i)	APR threshold test; and

ii)	compliance with the escrow account and appraisal requirements;

(II) Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

a)	Good Faith Estimate (GFE) (§1024.7) as applicable for loans with application dates prior to October 3, 2015:

i)	confirm the presence of the current GFE form in effect at the time of origination;

ii)	verify GFE was provided to the borrower(s) within three (3) business days of application;

iii)	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;

iv)	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and

v)	confirm the presence of a settlement service provider list, as applicable.

b)	Final HUD-1/A Settlement Statement (HUD) (§1024.8) as applicable for loans with application dates prior to October 3, 2015:

i)	confirm current applicable HUD form was provided;

ii)	determination that the loan file contains the final HUD;

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iii)	escrow deposit on the final HUD matches the initial escrow statement amount; and

iv)	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.

c)	GFE and Final HUD Comparison (§1024.7) as applicable for loans with application dates prior to October 3, 2015:

i)	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;

ii)	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and

iii)	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.

d)	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):

i)	confirm the presence of the Servicing Disclosure Statement form in the loan file;

ii)	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;

iii)	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;

iv)	confirm the Special Information Booklet was provided within three (3) business days of application;

v)	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;

vi)	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;

vii)	confirm the Affiliated Business Arrangement Disclosure is executed; and

viii)	confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing.

(III) The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

(IV) The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” loans, “covered” loans, “higher-priced” loans, “home” loans or any other similarly designated loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

(V) Federal and state specific late charge and prepayment penalty provisions;

(VI) Document Review

AMC reviewed each mortgage loan file and verified if the following documents, if applicable, for the Review scope in question at the time of review, were included in the file and if the data on these documents was consistent:

■	Initial application (1003);
■	Final application (1003);
■	Note;
■	Appraisal;
■	Sales contract;
■	Title/Preliminary Title;
■	Initial TIL;
■	Final TIL;
■	Final HUD-1;
■	Initial and final GFE’s;
■	Right of Rescission Disclosure;
■	Mortgage/Deed of Trust;
■	Mortgage Insurance;
■	Tangible Net Benefit Disclosure;
■	FACTA disclosures; and
■	Certain other disclosures related to the enumerated tests set forth herein.

(8) Other: review and methodology.

Collection Comment Review: AMC performed a review utilizing individual mortgage loan collection comments provided by the servicer of the mortgage loans in order to provide a brief summary outlining current performance status,

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the borrower’s ability to pay, relative future/current risk (including hardship, life changes, etc.), possible servicer remedies, loss mitigation efforts, and modifications.

Payment History Review: AMC performed a review utilizing individual mortgage loan payment history reports provided by the servicer of the mortgage loans. Using the MBA methodology, AMC created a payment string using a 12 month look back for each mortgage loan within the payment history random sample population.

SUMMARY OF FINDINGS & CONCLUSIONS OF REVIEW

The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the requirements of the NRSROs listed in the Form ABS Due Diligence-15E.

COMPLIANCE RESULTS SUMMARY (607 Mortgage Loans)

After review of the 607 mortgage loans, 541 mortgage loans (89.13%) had exceptions under the applicable NRSRO grading criteria. Under the applicable grading criteria, 35 mortgage loans (5.77%) are retaining rating agency grades of “C” or “D” and 506 mortgage loans (83.36%) retaining a grade of “B”. The remaining 66 mortgage loans (10.87%) are rating agency grade “A” with no exceptions noted.

Pursuant to the applicable NRSRO criteria, AMC graded certain compliance exceptions as non-material based upon seasoning of the mortgage loans. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which is raised as a defense to foreclosure. Information contained in any AMC report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan.

AMC Consolidated (607 Mortgage Loans)

NRSRO Grade	Loan Count	% of Loans
A	66	10.87%
B	506	83.36%
C	2	0.33%
D	33	5.44%
Total	607	100.00%

AMC Diligence, LLC (226 Mortgage Loans)

NRSRO Grade	Loan Count	% of Loans
A	37	16.37%
B	176	77.88%
C	0	0.00%
D	13	5.75%
Total	226	100.00%

JCIII & Associates, LLC (381 Mortgage Loans)

NRSRO Grade	Loan Count	% of Loans
A	29	7.61%
B	330	86.61%
C	2	0.52%
D	20	5.25%
Total	381	100.00%

REVIEW EXCEPTION SUMMARY (607 Mortgage Loans)

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The summaries below detail the exceptions from the Compliance Review that would have resulted in a “B”, “C”, or “D” grade for a given mortgage loan. Please note that exception grades of EV1, EV2, and EV3 may not result in a corresponding “B”, “C”, or “D” grade per relevant rating agency guidelines due to considerations including statute of limitations and specific characteristics of ratings by a given NRSRO. Also note that some mortgage loans may have multiple exceptions and, as a result, may have an exception or multiple exceptions in any one exception category.

AMC Diligence, LLC (226 Mortgage Loans)

Exception Type	Exception Level Grade	Exception Category	Open Exceptions
Compliance	D	Missing, Incorrect, or Incomplete HUD-1	13
		Total Compliance Grade (D) Exceptions:	13
	B	Missing Application Date	82
		TILA	80
		FACTA	75
		RESPA	63
		TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	42
		Missing, Incorrect, or Incomplete GFE	37
		Missing, Incorrect, or Incomplete Final or Initial 1003	35
		Missing, Incorrect, or Incomplete Final TIL	23
		Missing, Incorrect, or Incomplete Initial TIL	15
		Misc. State Level	12
		LTV Test	12
		Missing Non-Required Data	10
		State Late Charge	8
		Final TIL Estimated	6
		Missing Required Data (other than HUD-1 or Note)	3
		State Defect	3
		Missing Disclosure	2
		Compliance	2
		TIL-MDIA	2
		Legal / Regulatory / Compliance	1
		Total Compliance Grade (B) Exceptions:	513
Total Compliance Exceptions:			526

JCIII & Associates, LLC (381 Mortgage Loans)

Exception Type	Exception Level Grade	Exception Category	Open Exceptions
Compliance	D	Missing, Incorrect, or Incomplete HUD-1	20
		Total Compliance Grade (D) Exceptions:	20
	C	State Late Charge	3
		State Defect	1
		Total Compliance Grade (C) Exceptions:	4
	B	Misc. State Level	762

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Missing Application Date	190
Missing, Incorrect, or Incomplete Initial TIL	172
Missing, Incorrect, or Incomplete GFE	117
RESPA	97
TILA	81
Missing Disclosure	72
FACTA	70
Missing, Incorrect, or Incomplete Final TIL	30
TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	17
Federal HPML	1
TIL-MDIA	1
Total Compliance Grade (B) Exceptions:	1,610
Total Compliance Exceptions:	1,634

COLLECTION COMMENT REVIEW SUMMARY (595 Mortgage Loans)

Of the 595 mortgage loans as part of the Collection Comment review, 249 were reviewed by AMCD and 346 were reviewed by JCIII. Of the mortgage loans subject to the collection comment review, 539 mortgage loans (90.59%) triggered an EV1 or EV2 exception level, and 56 mortgage loans (9.41%) triggered an EV3.

AMC Diligence, LLC (249 Mortgage Loans)

Servicing Review Grade	Loan Count	% of Loans
1	111	44.58%
2	95	38.15%
3	43	17.27%
Total	249	100.00%

EV3 Exceptions	# Exceptions	% of Loans
Ability to Repay - Poor - Intervention Required	3	1.20%
Borrower(s) represented by counsel.	1	0.40%
Collection Comments - Incomplete -	21	8.43%
Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	2	0.80%
Damaged Interior - Damage remains unresolved and no indication covered by insurance	2	0.80%
Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	1	0.40%
Deceased Borrower(s) - No Trustee/heir of Property Noted	2	0.80%
Deceased Borrower(s) - No Death Certificate Received	1	0.40%
Law suit borrower- Servicer/Lender	1	0.40%
Loan exhibits evidence of litigation.	2	0.80%
Loan has evidence of title issue(s).	2	0.80%
Performing Loan But Strong Possibility of Going Delinquent	3	1.20%
Property Damage - Flood - No evidence of resolution	2	0.80%
Property Damage - Other Natural Causes - No evidence of resolution	2	0.80%

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RFD - Borrower Illness	4	1.61%
There is evidence of property damage.	1	0.40%
Total	50

JCIII & Associates, LLC (346 Mortgage Loans)

Servicing Review Grade	Loan Count	% of Loans
1	187	54.05%
2	146	42.20%
3	13	3.76%
Total	346	100.00%

EV3 Exceptions	# Exceptions	% of Loans
Borrower in BK - no relief granted	5	1.45%
Cease and Desist Request Received From Mortgagor or 3rd Party	1	0.29%
Currently Delinquent Mortgage	3	0.87%
MI Not Being Paid As Required	1	0.29%
Missing Mod1	2	0.57%
Title Lien Issue	1	0.29%
Total	13

PAYMENT HISTORY REVIEW SUMMARY (40 Mortgage Loans)

All 40 mortgage loans subjected to the Payment History Review had complete pay history strings. All 40 mortgage loans were reviewed with a cut-off date of December 31, 2017 and a 12 month look back period. All 40 mortgage loans showed at least one delinquency within the look back period.  As of the cut-off date, all 40 mortgage loans were current.

Delinquency During Lookback	Loan Count	% of Loans
No Delinquency, Full History	0	0.00%
No Delinquency, Missing Data	0	0.00%
Delinquency, Full History	40	40.00%
Delinquency, Missing Data	0	0.00%
Total	40	100.00%

Lookback Period	Loan Count	% of Loans
Twelve (12) Months	40	100.00%
Total	40	100.00%

ADDITIONAL SUMMARY

Some % of Loans may not add to 100% due to rounding

AMC Diligence, LLC (226 Mortgage Loans)

Amortization Type	Loan Count	% of Loans
Fixed	170	75.22%
Adjustable	56	24.78%
Total	226	100.00%

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Lien Position	Loan Count	% of Loans
1	224	99.12%
2	2	0.88%
Total	226	100.00%

Loan Purpose	Loan Count	% of Loans
Cash Out: Debt Consolidation	74	32.74%
Cash Out: Home Improvement/Renovation	2	0.88%
Cash Out: Other/Multi-purpose/Unknown Purpose	49	21.68%
Limited Cash-Out	2	0.88%
First Time Home Purchase	25	11.06%
Other-than-first-time Home Purchase	39	17.26%
Rate/Term Refinance - Borrower Initiated	31	13.72%
Unavailable	4	1.77%
Total	226	100.00%

Original Term	Loan Count	% of Loans
0-120 Months	1	0.44%
121-180 Months	15	6.64%
181-240 Months	15	6.64%
241-360 Months	180	79.65%
361+ Months	15	6.64%
Total	226	100.00%

Property Type	Loan Count	% of Loans
Single Family Detached	165	73.01%
Condo, Low Rise	11	4.87%
PUD	11	4.87%
Townhouse	3	1.33%
Single-wide Manufactured Housing	6	2.65%
1 Family Attached	1	0.44%
2 Family	15	6.64%
3 Family	2	0.88%
Unavailable	12	5.31%
Total	226	100.00%

Occupancy	Loan Count	% of Loans
Primary	215	95.13%
Investment	10	4.42%
Second Home	1	0.44%
Total	226	100.00%

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JCIII & Associates, LLC (381 Mortgage Loans)

Amortization Type	Loan Count	% of Loans
Fixed	250	65.62%
Adjustable	131	34.38%
Total	381	100.00%

Lien Position	Loan Count	% of Loans
1	381	100.00%
Total	381	100.00%

Loan Purpose	Loan Count	% of Loans
Cash Out: Debt Consolidation	184	48.29%
Purchase	141	37.01%
Construction to Perm	2	0.52%
Rate/Term Refinance - Borrower Initiated	54	14.17%
Total	381	100.00%

Original Term	Loan Count	% of Loans
121-180 Months	9	2.36%
181-240 Months	7	1.84%
241-360 Months	342	89.76%
361-480 Months	7	1.84%
Unknown	16	4.20%
Total	381	100.00%

Property Type	Loan Count	% of Loans
2 Family	9	2.36%
4 Family	1	0.26%
High Rise Condo (>8 Floors)	3	0.79%
Low Rise Condo (<5 Floors)	16	4.20%
Manufactured (Double-Wide)	17	4.46%
Mid Rise Condo (6-7 Floors)	1	0.26%
Mobile Home Unattached	1	0.26%
PUD Attached	2	0.52%
PUD Detached	34	8.92%
Rowhouse	1	0.26%
Single Family	278	72.97%
Single Family Attached	2	0.52%
Unknown	16	4.20%
Total	381	100.00%

Occupancy	Loan Count	% of Loans
Primary	372	97.64%
Investment	7	1.84%

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Second Home	2	0.52%
Total	381	100.00%

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